CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) (Unaudited) - USD ($)	Total	Class A Convertible Preferred Stock Member	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Class B Preferred Stock [Member]
Balance, shares at Dec. 31, 2021		56,635,000	37,103,394
Balance, amount at Dec. 31, 2021	$ (217,514)	$ 5,663	$ 3,710	$ 74,374	$ (301,261)
Net loss	(540,037)	$ 0	$ 0	0	(540,037)
Balance, shares at Dec. 31, 2022		56,635,000	37,428,394
Balance, amount at Dec. 31, 2022	(595,051)	$ 5,663	$ 3,742	236,842	(841,298)	$ 0
Net loss	(1,392,683)	0	0	0	(1,392,683)	0
Share conversions, amount	0	$ (20)	506	(486)	0	0
Preferred stock issued for services, shares		200,004
Preferred stock issued for services, amount	110,002	$ 20	$ 0	109,982	0	0
Common stock issued for cash, shares			825,000
Common stock issued for cash, amount	412,500	$ 0	$ 83	412,417	0	0
Share conversions, shares		(202,405)	5,060,125
Common stock issued for services, shares			3,945,087
Common stock issued for services, amount	108,000	$ 0	$ 395	107,605	0	0
Balance, shares at Sep. 30, 2023		56,632,599	47,258,606
Balance, amount at Sep. 30, 2023	(1,357,232)	$ 5,663	$ 4,726	866,360	(2,233,981)	0
Balance, shares at Dec. 31, 2022		56,635,000	37,428,394
Balance, amount at Dec. 31, 2022	(595,051)	$ 5,663	$ 3,742	236,842	(841,298)	0
Net loss	(1,580,733)	$ 0	0	0	(1,580,733)
Preferred stock issued for services, shares		200,004
Preferred stock issued for services, amount	$ 110,002	$ 20	$ 0	109,982	0
Share conversions, shares	552,405
Share conversions, shares	13,810,125	(552,405)	13,810,125
Share conversions, amount	$ 0	$ 55	$ 1,381	1,326	0
Common stock issued for cash, shares			825,000
Common stock issued for cash, amount	412,500	0	$ 83	412,417	0
Common stock issued for services, shares			6,518,950
Common stock issued for services, amount	178,544	0	$ 652	177,892	0
Settlement of derivative liability	59,831	$ 0	$ 0	59,831	0
Balance, shares at Dec. 31, 2023		56,282,599	58,582,469
Balance, amount at Dec. 31, 2023	(1,414,907)	$ 5,628	$ 5,858	995,638	(2,422,031)	0
Balance, shares at Jun. 30, 2023		56,632,599	46,158,606
Balance, amount at Jun. 30, 2023	(815,924)	$ 5,663	$ 4,616	841,470	(1,667,673)	0
Net loss	(566,308)	0	0	0	(566,308)	0
Share conversions, amount	0	0	$ 10	(10)		0
Common stock issued for cash, shares			1,000,000
Common stock issued for cash, amount	25,000	$ 0	$ 100	24,900	0	0
Share conversions, shares			100,000
Balance, shares at Sep. 30, 2023		56,632,599	47,258,606
Balance, amount at Sep. 30, 2023	(1,357,232)	$ 5,663	$ 4,726	866,360	(2,233,981)	0
Balance, shares at Dec. 31, 2023		56,282,599	58,582,469
Balance, amount at Dec. 31, 2023	(1,414,907)	$ 5,628	$ 5,858	995,638	(2,422,031)	0
Net loss	(4,195,265)	0	0	0	(4,195,265)	0
Share conversions, amount	0	$ (44)	1,106	(1,062)	0	$ 0
Preferred stock issued for services, shares		4,040,000				90
Preferred stock issued for services, amount	2,990,000	$ 404	$ 0	2,989,596	0	$ 0
Common stock issued for cash, shares			13,429,645
Common stock issued for cash, amount	315,933	$ 0	$ 1,343	314,590	0	0
Share conversions, shares		(442,472)	11,061,800
Common stock issued for services, shares			900,000
Common stock issued for services, amount	$ 43,400	$ 0	$ 90	43,310	0	0
Share conversions, shares	3,626,643
Share conversions, amount	$ 164,893
Common stock issued upon note conversions, shares			3,626,643
Common stock issued upon note conversions, amount	164,893	$ 0	$ 363	164,530	0	$ 0
Balance, shares at Sep. 30, 2024		59,880,127	87,600,557			90
Balance, amount at Sep. 30, 2024	(2,095,946)	$ 5,988	$ 8,760	4,506,602	(6,617,296)	$ 0
Balance, shares at Jun. 30, 2024		55,920,127	75,545,390			90
Balance, amount at Jun. 30, 2024	(1,922,633)	$ 5,592	$ 7,554	1,111,881	(3,047,660)	$ 0
Net loss	(3,569,636)	0	0	0	(3,569,636)	0
Share conversions, amount	0	$ (4)	100	(96)	0	0
Preferred stock issued for services, shares		4,000,000
Preferred stock issued for services, amount	2,930,000	$ 400	$ 0	2,929,600	0	0
Common stock issued for cash, shares			9,500,237
Common stock issued for cash, amount	190,927	$ 0	$ 950	189,977	0	0
Share conversions, shares		(40,000)	1,000,000
Settlement of derivative liability	151,450	$ 0	$ 0	151,450	0	0
Common stock issued upon note conversions, shares			1,554,930
Common stock issued upon note conversions, amount	123,946	$ 0	$ 156	123,790	0	$ 0
Balance, shares at Sep. 30, 2024		59,880,127	87,600,557			90
Balance, amount at Sep. 30, 2024	$ (2,095,946)	$ 5,988	$ 8,760	$ 4,506,602	$ (6,617,296)	$ 0